Submission	Nov. 14, 2025
Submission [Line Items]
Central Index Key	0002084388
Registrant Name	XYJ TECHNOLOGY CORPORATION
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES